Share-based Compensation Expense (Share-based Compensation Expense Recognized for Share Awards of Sohu (excluding Sohu Video), Sogou, Changyou and Sohu Video) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 18,251,000	$ 2,095,000	$ 45,477,000
Capitalized share-based compensation expense		0	0	0
Sohu (excluding Sohu Video) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		1,940,000	(5,100,000)	652,000
Sogou [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	[1]	15,901,000	14,204,000	27,729,000
Changyou [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		1,305,000	(6,461,000)	17,394,000
Sohu Video [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ (895,000)	$ (548,000)	$ (298,000)

[1]	For the years ended December 31, 2017 and 2018, compensation expense for Sogou share-based awards also included compensation expense for Tencent restricted share units that Tencent had granted to employees who transferred to Sogou with the Soso search and search-related businesses. All of such restricted share units vested before January 1, 2019.